Related Parties (Details 1) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Related Parties [Abstract]
Revenues			$ 226
Bad debt expenses	[1]		$ (226)

[1]	Recorded under general and administrative expenses on the consolidated statements of operations.